Accumulated Other Comprehensive Loss (Details) - CAD ($) $ in Millions	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	$ (2,850)	$ (2,850)		$ (4,864)		$ (4,965)
Income tax recovery (expense), beginning balance	609	609		1,153		1,226
Accumulated other comprehensive loss, net of tax, beginning balance	(2,241) [1]	(2,241)	[1]	(3,711)		(3,739)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange loss on translation of net investment in foreign operations, before tax		1,073		(84)		(269)
Foreign exchange loss on translation of net investment in foreign operations, income tax recovery (expense)		0		0		0
Foreign exchange gain (loss) on translation of net investment in foreign operations, net of tax		1,073		(84)		(269)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, before tax		(707)		32		188
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, income tax recovery (expense)		93		(2)		(25)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, net of tax		(614)		30		163
Derivative instruments total before tax		(2)
Derivative instruments, income tax recovery (expense)		0
Derivative instruments total net of tax		(2)
Actuarial gain (loss) arising during the year, before tax		(432)		1,794		(82)
Actuarial gain (loss) arising during the year, income tax recovery (expense)		113		(471)		22
Actuarial gain (loss) arising during the year, net of tax		(319)		1,323		(60)
Prior service credit arising during the period, before tax		21
Prior service credit arising during the year, income tax recovery (expense)		(6)
Prior service credit arising during the period, after tax		15
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss, before tax		162		271		260
Amortization of net actuarial loss, income tax recovery (expense)		(43)		(71)		(70)
Amortization of net actuarial loss, net of tax		119		200		190
Amortization of prior service cost (credit), before tax		(2)		(1)		3
Amortization of prior service cost (credit), income tax recovery (expense)		1		0		(1)
Amortization of prior service cost (credit), net of tax		(1)		(1)		2
Settlement loss arising during the year, before tax		1		2		2
Settlement loss arising during the year, income tax recovery (expense)		0		0		0
Settlement loss arising during the year, net of tax		1		2		2
Amortization of gain on treasury lock, before tax						(1)
Amortization of gain on treasury lock, income tax recovery (expense)						1
Amortization of gain on treasury lock, net of tax						0
Other comprehensive income before income taxes		114		2,014	[2]	101	[2]
Income tax recovery (expense)		158		(544)	[2]	(73)	[2]
Other comprehensive income		272		1,470	[2]	28	[2]
Accumulated other comprehensive loss, before tax, ending balance		(2,736)		(2,850)		(4,864)
Income tax recovery (expense), ending balance		767		609		1,153
Accumulated other comprehensive loss, net of tax, ending balance		(1,969)		(2,241)	[1]	(3,711)
Postretirement Health Coverage [Member]
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Prior service credit (cost)	21
Actuarial gain for increase in plan assets	7
Previously Reported [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, net of tax, beginning balance	(1,995)	(1,995)
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income before income taxes				2,023		78
Income tax recovery (expense)				(546)		(67)
Other comprehensive income				1,477		11
Accumulated other comprehensive loss, net of tax, ending balance				(1,995)
Foreign currency translation adjustments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	(436)	(436)		(384)		(303)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Foreign exchange loss on translation of net investment in foreign operations, before tax		1,073		(84)		(269)
Foreign exchange gain (loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations, before tax		(707)		32		188
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Other comprehensive income before income taxes		366		(52)		(81)
Accumulated other comprehensive loss, before tax, ending balance		(70)		(436)		(384)
Pension and other postretirement benefit plans [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	(2,419)	(2,419)		(4,485)		(4,668)
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Actuarial gain (loss) arising during the year, before tax		(432)		1,794		(82)
Prior service credit arising during the period, before tax		21
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of net actuarial loss, before tax		162		271		260
Amortization of prior service cost (credit), before tax		(2)		(1)		3
Settlement loss arising during the year, before tax		1		2		2
Other comprehensive income before income taxes		(250)		2,066		183
Accumulated other comprehensive loss, before tax, ending balance		(2,669)		(2,419)		(4,485)
Pension and other postretirement benefit plans [Member] | Restated [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance						(347)
Pension and other postretirement benefit plans [Member] | Previously Reported [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance						(4,321)
Derivative instruments [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive loss, before tax, beginning balance	$ 5	5		5		6
Other Comprehensive Income (Loss) Before Reclassifications [Abstract]
Derivative instruments total before tax		(2)
Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) [Abstract]
Amortization of gain on treasury lock, before tax						(1)
Other comprehensive income before income taxes		(2)		0		(1)
Accumulated other comprehensive loss, before tax, ending balance		$ 3		$ 5		$ 5

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.